Financial expenses and income (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Analysis of Financial Income and Expenses

An analysis of financial expenses and income is set forth below:

(€ million)	2017(a)	2016(a)	2015(a)
Cost of debt(b)	(277)	(274)	(331)

Interest income	56	56	57
Cost of debt, net of cash and cash equivalents	(221)	(218)	(274)
Non-operating foreign exchange gains/(losses)	(21)	(21)	-

Unwinding of discounting of provisions(c)	(33)	(33)	(44)

Net interest cost related to employee benefits	(92)	(114)	(114)

Gains/(losses) on disposals of financial assets	96	36	46

Impairment losses on financial assets, net of reversals	(7)	(487)(d)	(50)

Other	5	(19)	55
Net financial income/(expenses)	(273)	(856)	(381)
comprising: Financial expenses	(420)	(924)	(559)
Financial income	147	68	178

(a)	The results of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); see Notes D.1. and D.36.

(b)	Includes net gain on interest rate derivatives used to hedge debt: €69 million in 2017, €86 million in 2016 and €85 million in 2015.

(c)	Primarily on provisions for environmental risks, restructuring provisions, and provisions for product-related risks (see Note D.19.).

(d)

On October 5, 2016, Alnylam Pharmaceuticals, Inc. announced that it was terminating its revusiran development program, as a result of which its share price fell by 48% on October 6, 2016. Consequently, Sanofi recognized an impairment loss reflecting the difference between the historical acquisition cost of its shares in Alnylam and their market value. That impairment loss, which amounted to €457 million as of December 31, 2016, is included within the line “Impairment losses on financial assets, net of reversals”.